iShares
®
Global Materials ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 10.5%
BHP Group Ltd. .......................... 447,182 $ 13,495,563
BlueScope Steel Ltd. ...................... 38,587 616,140
Evolution Mining Ltd. ...................... 179,755 1,504,323
Fortescue Ltd. ........................... 146,271 2,138,847
Lynas Rare Earths Ltd.
(a)
.................... 81,463 668,113
Northern Star Resources Ltd. ................. 125,869 2,214,998
Rio Tinto Ltd. ........................... 32,658 3,185,970
South32 Ltd. ............................ 395,392 935,935
24,759,889
a
Belgium  — 0.2%
Syensqo SA
(b)
........................... 6,103 488,839
a
Brazil  — 1.7%
Vale SA, ADR ........................... 315,462 4,110,470
a
Canada  — 13.6%
Agnico Eagle Mines Ltd. .................... 44,265 7,506,555
Barrick Mining Corp. ....................... 148,661 6,475,860
CCL Industries, Inc., Class B, NVS ............. 12,644 798,685
First Quantum Minerals Ltd.
(a)
................ 59,445 1,593,804
Franco-Nevada Corp. ...................... 16,960 3,515,566
Kinross Gold Corp. ........................ 106,204 2,991,400
Nutrien Ltd. ............................. 42,683 2,634,588
Teck Resources Ltd., Class B ................ 39,323 1,882,565
Wheaton Precious Metals Corp. ............... 39,942 4,695,669
32,094,692
a
Chile  — 0.4%
Empresas CMPC SA ...................... 6,176 9,691
Sociedad Quimica y Minera de Chile SA, ADR
(a)
.... 12,564 864,403
874,094
a
Denmark  — 0.8%
Novonesis Novozymes B ................... 30,308 1,939,121
a
Finland  — 0.9%
Stora Enso OYJ, Class R ................... 53,935 673,413
UPM-Kymmene OYJ ...................... 46,428 1,342,206
2,015,619
a
France  — 4.9%
Air Liquide SA ........................... 50,942 9,574,748
ArcelorMittal SA .......................... 37,513 1,722,578
Arkema SA ............................. 5,567 339,274
11,636,600
a
Germany  — 3.4%
BASF SE .............................. 78,703 4,141,241
Heidelberg Materials AG .................... 11,302 2,930,120
Symrise AG ............................ 11,682 946,493
8,017,854
a
Japan  — 5.8%
Asahi Kasei Corp. ........................ 120,200 1,068,428
JFE Holdings, Inc. ........................ 56,300 717,762
Mitsubishi Chemical Group Corp. .............. 120,500 705,363
Nippon Paint Holdings Co. Ltd. ................ 93,800 628,060
Nippon Steel Corp. ........................ 472,745 1,934,497
Nitto Denko Corp. ........................ 59,700 1,421,439
Shin-Etsu Chemical Co. Ltd. ................. 175,000 5,435,700
Sumitomo Metal Mining Co. Ltd. ............... 24,000 961,045
Toray Industries, Inc. ...................... 143,500 935,589
13,807,883
a
Security Shares Value
a
Mexico  — 1.7%
Cemex SAB de CV, CPO, NVS ............... 1,331,717 $ 1,528,618
Grupo Mexico SAB de CV, Series B ............ 273,954 2,586,722
4,115,340
a
Netherlands  — 1.2%
Akzo Nobel N.V. ......................... 15,047 1,046,977
DSM-Firmenich AG ....................... 21,970 1,772,317
2,819,294
a
Norway  — 0.6%
Norsk Hydro ASA ......................... 114,878 886,763
Yara International ASA ..................... 14,342 586,903
1,473,666
a
Peru  — 0.4%
Southern Copper Corp. ..................... 7,206 1,033,845
a
Sweden  — 1.0%
Boliden AB
(a)
............................ 25,005 1,385,184
SSAB AB, Class B ........................ 54,491 407,999
Svenska Cellulosa AB SCA, Class B ............ 51,757 686,392
2,479,575
a
Switzerland  — 4.4%
Givaudan SA, Registered ................... 715 2,828,717
Holcim AG
(a)
............................ 44,385 4,320,893
SIG Group AG
(a)
.......................... 30,692 437,788
Sika AG, Registered ....................... 14,118 2,866,313
10,453,711
a
United Kingdom  — 8.1%
Anglo American PLC, NVS .................. 103,879 4,296,696
Antofagasta PLC ......................... 30,356 1,333,403
Croda International PLC .................... 12,284 445,637
Glencore PLC
(a)
.......................... 840,210 4,593,143
Johnson Matthey PLC ..................... 14,785 424,140
Mondi PLC ............................. 38,675 471,843
Rio Tinto PLC ........................... 93,914 7,564,868
19,129,730
a
United States  — 39.8%
Air Products and Chemicals, Inc. .............. 19,579 4,836,405
Albemarle Corp. ......................... 10,354 1,464,470
Amcor PLC ............................. 203,078 1,693,671
Avery Dennison Corp. ...................... 6,800 1,236,784
Ball Corp. .............................. 23,576 1,248,821
CF Industries Holdings, Inc. .................. 13,722 1,061,260
Corteva, Inc. ............................ 59,447 3,984,732
CRH PLC .............................. 59,043 7,368,566
Dow, Inc. .............................. 62,530 1,461,951
DuPont de Nemours, Inc. ................... 36,859 1,481,732
Ecolab, Inc. ............................ 22,462 5,896,724
Freeport-McMoRan, Inc. .................... 126,516 6,425,748
International Flavors & Fragrances, Inc. .......... 22,530 1,518,297
International Paper Co. ..................... 46,454 1,829,823
Linde PLC ............................. 41,113 17,530,172
LyondellBasell Industries N.V., Class A .......... 22,653 980,875
Martin Marietta Materials, Inc. ................ 5,306 3,303,834
Mosaic Co. (The) ......................... 27,924 672,689
Newmont Corp. .......................... 96,097 9,595,286
Nucor Corp. ............................ 20,193 3,293,680
Packaging Corp. of America ................. 7,862 1,621,380
PPG Industries, Inc. ....................... 19,742 2,022,765
Sherwin-Williams Co. (The) .................. 20,312 6,581,697
Smurfit WestRock PLC ..................... 45,939 1,776,461
Steel Dynamics, Inc. ....................... 12,077 2,046,448

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Materials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Vulcan Materials Co. ...................... 11,656 $ 3,324,524
94,258,795
a
Total Common Stocks — 99.4%
(Cost: $234,669,958) ................................ 235,509,017
a
Preferred Stocks
Brazil  — 0.2%
Gerdau SA, Preference Shares, ADR ........... 112,880 416,527
a
Total Preferred Stocks — 0.2%
(Cost: $868,311) ................................... 416,527
a
Total Long-Term Investments — 99.6%
(Cost: $235,538,269) ................................ 235,925,544
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(c)(d)(e)
...................... 515,579 $ 515,837
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.72%
(c)(d)
............................ 133,812 133,812
a
Total Short-Term Securities — 0.3%
(Cost: $649,649) ................................... 649,649
Total Investments —  99.9%
(Cost: $236,187,918) ................................ 236,575,193
Other Assets Less Liabilities — 0.1% ...................... 336,620
Net Assets — 100.0% ................................. $ 236,911,813
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 573,105  $ —  $ (57,408)
(a)
$ 112  $ 28  $ 515,837  515,579  $ 3,731
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 320,000  —  (186,188)
(a)
—  —  133,812  133,812  8,573  —
$ 112  $ 28
$ 649,649
$ 12,304  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 2 03/19/26 $ 543 $ 1,339
FTSE 100 Index ...................................................................... 1 03/20/26 134 2,984
MSCI Emerging Markets Index ............................................................. 3 03/20/26 212 1,568
$ 5,891

iShares
®
Global Materials ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 136,477,545  $ 99,031,472  $ —  $ 235,509,017
Preferred Stocks ......................................... 416,527  —  —  416,527
Short-Term Securities
Money Market Funds ...................................... 649,649  —  —  649,649
$ 137,543,721  $ 99,031,472  $ —  $ 236,575,193
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,891  $ —  $ —  $ 5,891
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares